PROPERTY, PLANT AND EQUIPMENT - Schedule of Power Purchase Agreements (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 COP ($)
Renewable Power | Later Than One Year And Not Later Than Eleven Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	44.00%	44.00%	44.00%	44.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 93
Estimates of Future Electricity Prices (weighted average)	$ 62
Renewable Power | Later Than One Year And Not Later Than Eleven Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	69.00%	69.00%	69.00%	69.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 286
Estimates of Future Electricity Prices (weighted average) | R$		R$ 287
Renewable Power | Later Than One Year And Not Later Than Eleven Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	22.00%	22.00%	22.00%	22.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)				$ 201,000
Estimates of Future Electricity Prices (weighted average)				$ 252,000
Renewable Power | Later Than One Year And Not Later Than Eleven Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	72.00%	72.00%	72.00%	72.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €			€ 93
Estimates of Future Electricity Prices (weighted average) | €			€ 79
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	21.00%	21.00%	21.00%	21.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)	$ 95
Estimates of Future Electricity Prices (weighted average)	$ 114
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	35.00%	35.00%	35.00%	35.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | R$		R$ 397
Estimates of Future Electricity Prices (weighted average) | R$		R$ 452
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	0.00%	0.00%	0.00%	0.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average)				$ 0
Estimates of Future Electricity Prices (weighted average)				$ 354,000
Renewable Power | Later Than Eleven Years And Not Later Than Twenty Years | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Total Generation Contracted under Power Purchase Agreements	25.00%	25.00%	25.00%	25.00%
Power Prices from Long-Term Power Purchase Agreements (weighted average) | €			€ 111
Estimates of Future Electricity Prices (weighted average) | €			€ 92
Bottom of range | Later Than One Year And Not Later Than Eleven Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	1 year
Period of power prices from long-term power purchase agreements	1 year
Period of estimates of future electricity prices	1 year
Bottom of range | Later Than Eleven Years And Not Later Than Twenty Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	11 years
Period of power prices from long-term power purchase agreements	11 years
Period of estimates of future electricity prices	11 years
Top of range | Later Than One Year And Not Later Than Eleven Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	10 years
Period of power prices from long-term power purchase agreements	10 years
Period of estimates of future electricity prices	10 years
Top of range | Later Than Eleven Years And Not Later Than Twenty Years | North America
Disclosure of detailed information about property, plant and equipment [line items]
Period of total generation contracted under power purchase agreements	20 years
Period of power prices from long-term power purchase agreements	20 years
Period of estimates of future electricity prices	20 years